Goodwill (Details) - Schedule of Goodwill - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill (Details) - Schedule of Goodwill [Line Items]
Cost and net carrying amount at beginning	¥ 764	¥ 237,225
Acquisition from business combinations (Note 8)		764
Accumulated impairment loss		(237,225)
Cost and net carrying amount at ending	764	764
Subscription and licensing business [Member]
Goodwill (Details) - Schedule of Goodwill [Line Items]
Cost and net carrying amount at beginning		1,610
Acquisition from business combinations (Note 8)
Accumulated impairment loss		(1,610)
Cost and net carrying amount at ending
Smart music learning business [Member]
Goodwill (Details) - Schedule of Goodwill [Line Items]
Cost and net carrying amount at beginning	764
Acquisition from business combinations (Note 8)		764
Accumulated impairment loss
Cost and net carrying amount at ending	764	764
Music events and performances business [Member]
Goodwill (Details) - Schedule of Goodwill [Line Items]
Cost and net carrying amount at beginning		235,615
Acquisition from business combinations (Note 8)
Accumulated impairment loss		(235,615)
Cost and net carrying amount at ending